Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended			1 Months Ended		9 Months Ended			9 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Feb. 24, 2012	Sep. 30, 2013 Y	Dec. 31, 2012 Y	May 21, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class A [Member]	Sep. 30, 2013 Common stock, Class A [Member]	May 31, 2013 Common stock, Class A [Member]	Dec. 31, 2012 Common stock, Class A [Member]	May 21, 2013 Common stock, Class B [Member]	Feb. 24, 2012 Common stock, Class B [Member]	Sep. 30, 2013 Common stock, Class B [Member]	May 31, 2013 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class B [Member]	Sep. 30, 2013 Warrants [Member]	Sep. 30, 2013 Parent [Member]	May 21, 2013 Sold by Company [Member] Common stock, Class A [Member]	May 21, 2013 Sold by selling stockholder [Member] Common stock, Class A [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	May 21, 2013 Minimum [Member] Warrants [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	May 21, 2013 Maximum [Member] Warrants [Member]
Significant Accounting Policies [Line Items]
Real estate percentage of sales price maintained			1.00%
Real estate warranty period		1	1
Percentage of service revenue																		3.00%	3.00%		5.00%	5.00%
Common stock issued during period	92,400,000			10,005,000	44,793,255	44,793,255				31,464,548						7,177,500	2,827,500
Common stock, Initial Public Offering price per share				$ 25.00
Net proceeds from issuance of common stock				$ 163,800,000
Common stock, shares authorized		190,000,000				150,000,000					30,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.01
Stockholders' equity reverse stock split				1-for-8.25 reverse stock split					1-for-8.25 reverse stock split
Stockholders Equity Reverse Stock Split Ratio						0.1212					0.1212
Conversion of Stock, Description															Conversion of all outstanding shares of Parent’s Class C Common Stock, Class D Common Stock and Convertible Preferred Stock into Class A Common Stock on a one-for-one basis
Initial public offering, Class A Common Stock outstanding			120,105,557	27,623,629			27,623,629	70,121,378	3,813,884			3,813,885	31,464,548
Warrant extend term period																				5 years			10 years
Expiration date of warrant														Feb. 24, 2022
Percentage of Home Sale Price Reserved																		1.00%			1.25%